Cover	Aug. 18, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 18, 2026
Entity File Number	001-40770
Entity Registrant Name	FOCUS UNIVERSAL INC.
Entity Central Index Key	0001590418
Entity Tax Identification Number	46-3355876
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	901 Corporate Center Drive, Suite 404
Entity Address, City or Town	Monterey Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91754
City Area Code	(626)
Local Phone Number	272-3883
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value per share
Trading Symbol	FCUV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false